Loans and Allowance for Credit Losses - Schedule of Purchased Credit Impaired Loans Acquired (Detail) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	$ 1,250,891	$ 1,145,706	$ 1,139,199
Bank of the West [Member] | Purchased credit impaired loans [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Unpaid principal balance	491
Fair value adjustment	(152)
Carrying value net of related allowance	341
Bank of the West [Member] | Purchased credit impaired loans [member] | Gross carrying amount [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	339
Bank of the West [Member] | Purchased credit impaired loans [member] | Expected credit losses individually assessed [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Stage 3 allowance	$ 2